INCOME TAX - NOL expiration (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
INCOME TAX
2027	¥ 27,137,905	$ 3,999,632
2028	34,868,363	5,138,961
2029	20,017,992	2,950,287
2030	7,648,744	1,127,285
2031	1,772,794	261,278
Total	¥ 91,445,798	$ 13,477,443	¥ 131,800,000